Right of Use And Lease - Schedule of maturities of the balance of non-current lease liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	R$ 1,975,477	R$ 377,471
2021 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	374,746	86,638
2022 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	361,688	57,942
2023 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	358,274	55,422
2024 onwards [member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	R$ 880,769	R$ 177,469